EMPLOYEE BENEFIT PLANS	12 Months Ended
Sep. 30, 2020
Retirement Benefits [Abstract]
EMPLOYEE BENEFIT PLANS
11. EMPLOYEE BENEFIT PLANS

Pension and Other Postemployment Benefit Plans

The Company has two trusteed, noncontributory defined benefit retirement plans covering eligible regular represented and non-represented employees with more than one year of service. Defined benefit plan benefits are based on years of service and average compensation during the highest 60 consecutive months of employment. The Company also provides postemployment medical and life insurance benefits to employees who meet certain eligibility requirements.

All represented employees of NJRHS hired on or after October 1, 2000, non-represented employees hired on or after October 1, 2009 and NJNG represented employees hired on or after January 1, 2012, are covered by an enhanced defined contribution plan instead of the defined benefit plan. Participation in the postemployment medical and life insurance plan was also frozen to new employees as of the same dates, with the exception of new NJRHS represented employees, for which benefits were frozen beginning April 3, 2012.

The Company maintains an unfunded nonqualified PEP that was established to provide employees with the full level of benefits as stated in the qualified plan without reductions due to various limitations imposed by the provisions of federal income tax laws and regulations. There were no plan assets in the nonqualified plan due to the nature of the plan.

In April 2018, the Company implemented a voluntary early retirement program open to certain eligible employees. As of September 30, 2018, pension and postemployment benefit costs related to the special termination benefits were $4.2 million and other severance benefits were $2.2 million. For the amounts incurred, NJNG recognized an expense of approximately $5.1 million and Home Services and other recognized an expense of approximately $1.3 million, as a component of O&M in the Consolidated Statements of Operations.

The Company’s funding policy for its pension plans is to contribute at least the minimum amount required by the Employee Retirement Income Security Act of 1974, as amended. In fiscal 2020 and 2019, the Company had no minimum funding requirements. The Company made no discretionary contributions to the pension plans in fiscal 2020 or 2019. The Company does not expect to be required to make additional contributions to fund the pension plans over the following two fiscal years based on current actuarial assumptions; however, funding requirements are uncertain and can depend significantly on changes in actuarial assumptions, returns on plan assets and changes in the demographics of eligible employees and covered dependents.

There are no federal requirements to pre-fund OPEB benefits. However, the Company is required to fund certain amounts due to regulatory agreements with the BPU. The Company contributed $8.4 million and $7.9 million, in fiscal 2020 and 2019, respectively, and estimates that it will contribute between $5 million and $10 million over each of the next five years. Additional contributions may be required based on market conditions and changes to assumptions.

The Affordable Care Act was enacted in March 2010 and created an excise tax applicable to high-cost health plans, commonly known as the Cadillac Tax. Employers who sponsor health plans that have an annual cost that exceeded an amount defined by the law would pay a 40 percent tax on the excess plan costs beginning in 2022. The 2020 federal spending package permanently eliminated the Affordable Care Act-mandated Cadillac tax on high-cost employer-sponsored health coverage. Due to the repeal, the Company's OPEB liability was revalued for these changes. The Company applied a practical expedient to remeasure the plan assets and obligations as of December 31, 2019, which was the nearest calendar month-end date. The impact of the revaluation of the OPEB liability was recorded as of January 1, 2020 and is incorporated within actuarial assumptions at September 30, 2020.
The following summarizes the changes in the funded status of the plans and the related liabilities recognized on the Consolidated Balance Sheets as of September 30:

	Pension (1)		OPEB
(Thousands)	2020	2019	2020	2019
Change in Benefit Obligation
Benefit obligation at beginning of year	$360,477	$298,575	$260,003	$196,785
Service cost	8,223	7,381	4,854	4,404
Interest cost	10,587	12,173	7,026	8,324
Plan participants’ contributions (2)	25	43	194	210
Actuarial loss (gain)	29,738	52,549	(23,226)	54,700
Benefits paid, net of retiree subsidies received	(11,886)	(10,244)	(2,989)	(4,420)
Benefit obligation at end of year	$397,164	$360,477	$245,862	$260,003
Change in plan assets
Fair value of plan assets at beginning of year	$288,634	$279,410	$83,925	$77,980
Actual return on plan assets	30,632	19,194	6,872	2,499
Employer contributions	596	231	8,436	7,926
Benefits paid, net of plan participants’ contributions (2)	(11,894)	(10,201)	(2,827)	(4,479)
Fair value of plan assets at end of year	$307,968	$288,634	$96,406	$83,926
Funded status	$(89,196)	$(71,843)	$(149,456)	$(176,077)
Amounts recognized on Consolidated Balance Sheets
Postemployment employee (liability)
Current	$(531)	$(603)	$(900)	$(800)
Noncurrent	(88,665)	(71,240)	(148,556)	(175,277)
Total	$(89,196)	$(71,843)	$(149,456)	$(176,077)
(1)Includes the Company’s PEP.
(2)Prior to July 1, 1998, employees were eligible to elect an additional participant contribution to enhance their benefits and contributions made during the periods were insignificant.

The actuarial loss on the Company’s pension is primarily due to a decrease in the discount rate used to measure the benefit obligation. The actuarial gain related to the OPEB plans is primarily due to the remeasurement of the plan assets and obligations due to the removal of the Cadillac tax, partially offset by a decrease in the discount rate. The Company recognizes a liability for its underfunded benefit plans as required by ASC 715, Compensation - Retirement Benefits. The Company records the offset to regulatory assets for the portion of liability relating to NJNG and to accumulated other comprehensive income for the portion of the liability related to its unregulated operations.

The following table summarizes the amounts recognized in regulatory assets and accumulated other comprehensive income as of September 30:

	Regulatory Assets		Accumulated Other Comprehensive Income (Loss)
	Pension	OPEB	Pension	OPEB
Balance at September 30, 2018	$66,233	$68,685	$14,633	$7,659
Amounts arising during the period:
Net actuarial loss	38,137	48,452	14,271	9,264
Amounts amortized to net periodic costs:
Net actuarial (loss)	(4,662)	(5,820)	(1,103)	(648)
Prior service credit	(102)	312	—	53
Balance at September 30, 2019	$99,606	$111,629	$27,801	$16,328
Amounts arising during the period:
Net actuarial loss (gain)	11,953	(21,974)	7,731	(1,614)
Amounts amortized to net periodic costs:
Net actuarial (loss)	(7,893)	(6,536)	(2,528)	(907)
Prior service (cost) credit	(102)	182	—	16
Balance at September 30, 2020	$103,564	$83,301	$33,004	$13,823
The amounts in regulatory assets and accumulated other comprehensive income not yet recognized as components of net periodic benefit cost as of September 30 are:

	Regulatory Assets				Accumulated Other Comprehensive Income (Loss)
	Pension		OPEB		Pension		OPEB
(Thousands)	2020	2019	2020	2019	2020	2019	2020	2019
Net actuarial loss	$103,197	$99,139	$83,600	$112,109	$33,004	$27,801	$13,847	$16,367
Prior service cost (credit)	367	467	(299)	(480)	—	—	(24)	(39)
Total	$103,564	$99,606	$83,301	$111,629	$33,004	$27,801	$13,823	$16,328

To the extent the unrecognized amounts in accumulated other comprehensive income or regulatory assets exceed 10 percent of the greater of the benefit obligation or the fair value of plan assets, an amortized amount over the average expected future working lifetime of the active plan participants is recognized. Amounts included in regulatory assets and accumulated other comprehensive income expected to be recognized as components of net periodic benefit cost in fiscal 2021 are as follows:

	Regulatory Assets		Accumulated Other Comprehensive Income (Loss)
(Thousands)	Pension	OPEB	Pension	OPEB
Net actuarial loss	$8,269	$6,846	$3,178	$1,064
Prior service cost (credit)	102	(166)	—	(13)
Total	$8,371	$6,680	$3,178	$1,051

The accumulated benefit obligation for the pension plans, including the PEP, exceeded the fair value of plan assets. The projected benefit and accumulated benefit obligations and the fair value of plan assets as of September 30, are as follows:

	Pension
(Thousands)	2020	2019
Projected benefit obligation	$397,164	$360,477
Accumulated benefit obligation	$352,320	$319,527
Fair value of plan assets	$307,968	$288,634
The components of the net periodic cost for pension benefits, including the Company’s PEP, and OPEB costs (principally health care and life insurance) for employees and covered dependents for fiscal years ended September 30, are as follows:

	Pension			OPEB
(Thousands)	2020	2019	2018	2020	2019	2018
Service cost	$8,223	$7,381	$8,139	$4,854	$4,404	$4,607
Interest cost	10,587	12,173	10,493	7,026	8,324	6,365
Expected return on plan assets	(20,579)	(19,054)	(19,639)	(6,510)	(5,515)	(5,352)
Recognized actuarial loss	10,424	5,765	7,537	7,442	6,466	4,660
Prior service cost (credit) amortization	102	102	106	(197)	(365)	(365)
Net periodic benefit cost	8,757	$6,367	$6,636	$12,615	$13,314	9,915
Special termination benefit	—	—	3,730	—	—	490
Net periodic benefit cost recognized as expense	$8,757	$6,367	$10,366	$12,615	$13,314	$10,405
Assumptions

The weighted average assumptions used to determine the Company’s benefit costs during the fiscal years below and obligations as of September 30, are as follows:

	Pension						OPEB
	2020		2019		2018		2020		2019		2018
Benefit costs:
Discount rate	3.37/3.35%	(1)	4.36/4.35%	(1)	4.04/4.03%	(1)	3.48/3.44%	(1)	4.38/4.37%	(1)	4.12/4.08%	(1)
Expected asset return	7.25		7.00%		7.50%		7.25		7.00%		7.50%
Compensation increase	3.00/3.50%	(1)	3.25/3.50%	(1)	3.25/3.50%	(1)	3.00/3.50%	(1)	3.25/3.50%	(1)	3.25/3.50%	(1)
Obligations:
Discount rate	2.95/2.92%	(1)	3.37/3.35%	(1)	4.36/4.35%		3.08/3.03%	(1)	3.48/3.44%	(1)	4.38/4.37%	(1)
Compensation increase	3.00/3.50%	(1)	3.00/3.50%	(1)	3.25/3.50%	(1)	3.00/3.50%	(1)	3.00/3.50%	(1)	3.25/3.50%	(1)
(1)Percentages for represented and nonrepresented plans, respectively.

When measuring its projected benefit obligations, the Company uses an aggregate discount rate at which its obligation could be effectively settled. The Company determines a single weighted average discount rate based on a yield curve comprised of rates of return on a population of high quality debt issuances (AA- or better) whose cash flows (via coupons or maturities) match the timing and amount of its expected future benefit payments. The Company measures its service and interest costs using a disaggregated, or spot rate, approach. The Company applies the duration-specific spot rates from the full yield curve, as of the measurement date, to each year’s future benefit payments, which aligns the timing of the plans’ separate future cash flows to the corresponding spot rates on the yield curve.

Information relating to the assumed HCCTR used to determine expected OPEB benefits as of September 30, and the effect of a 1 percent change in the rate, are as follows:

($ in thousands)	2020	2019	2018
HCCTR	7.6%	7.6%	7.9%
Ultimate HCCTR	4.5%	4.5%	4.5%
Year ultimate HCCTR reached	2026	2026	2024
Effect of a 1 percentage point increase in the HCCTR on:
Year-end benefit obligation	$49,106	$49,061	$36,260
Total service and interest cost	$2,799	$2,923	$2,482
Effect of a 1 percentage point decrease in the HCCTR on:
Year-end benefit obligation	$(38,844)	$(38,747)	$(28,743)
Total service and interest costs	$(2,151)	$(2,250)	$(1,937)

The Company’s investment objective is a long-term real rate of return on assets before permissible expenses that is approximately 5 percent greater than the assumed rate of inflation, as measured by the consumer price index. The expected long-term rate of return is based on the asset categories in which the Company invests and the current expectations and historical performance for these categories.

The mix and targeted allocation of the pension and OPEB plans’ assets are as follows:

	2021	Assets at
	Target	September 30,
Asset Allocation	Allocation	2020	2019
U.S. equity securities	34%	38%	37%
International equity securities	17	18	17
Fixed income	38	39	42
Other assets	11	5	4
Total	100%	100%	100%

The Company adopted the revised mortality assumptions published by the Society of Actuaries for its pension and other postemployment benefit obligations, which reflected increased life expectancies in the U.S. The adoption of the new mortality projection scale, MP-2019 and the Pri-2012 mortality study, did not materially impact the projected benefit obligation for the plans.
The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid during the following fiscal years:

(Thousands)	Pension	OPEB
2021	$12,799	$6,179
2022	$13,765	$6,837
2023	$14,512	$7,420
2024	$15,345	$7,988
2025	$16,267	$8,625
2026 - 2030	$95,969	$52,480

The Company’s OPEB plans provide prescription drug benefits that are actuarially equivalent to those provided by Medicare Part D. Therefore, under the Medicare Prescription Drug, Improvement and Modernization Act of 2003, the Company qualifies for federal subsidies.

The following estimated subsidy payments are expected to be paid during the following fiscal years:

Estimated Subsidy
(Thousands)	Payment
2021	$292
2022	$316
2023	$349
2024	$384
2025	$420
2026 - 2030	$2,789

Pension and OPEB assets held in the master trust, measured at fair value, as of September 30, are summarized as follows:

(Thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Total
As of September 2020:	Pension		OPEB
Assets
Money market funds	$—	$—	$15	$15
Registered Investment Companies:
Equity Funds:
Large Cap Index	95,542	95,542	29,908	29,908
Extended Market Index	21,085	21,085	6,470	6,470
International Stock	56,912	56,912	17,390	17,390
Fixed Income Funds:
Emerging Markets	16,008	16,008	4,958	4,958
Core Fixed Income	—	—	11,146	11,146
Opportunistic Income	—	—	7,128	7,128
Ultra Short Duration	—	—	7,057	7,057
High Yield Bond Fund	26,303	26,303	8,223	8,223
Long Duration Fund	77,036	77,036	—	—
Total assets at in the fair value hierarchy	$292,886	292,886	$92,295	92,295
Investments measured at net asset value
Common collective trusts		15,082		4,111
Total assets at fair value		$307,968		$96,406

(Thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Total
As of September 30, 2019:	Pension		OPEB
Assets
Money market funds	$—	$—	$21	$21
Registered Investment Companies:
Equity Funds:
Large Cap Index	89,374	89,374	25,474	25,474
Extended Market Index	16,548	16,548	5,036	5,036
International Stock	49,929	49,929	14,564	14,564
Fixed Income Funds:
Emerging Markets	15,794	15,794	4,764	4,764
Core Fixed Income	—	—	10,570	10,570
Opportunistic Income	—	—	6,365	6,365
Ultra Short Duration	—	—	6,340	6,340
High Yield Bond Fund	24,328	24,328	7,350	7,350
Long Duration Fund	80,041	80,041	—	—
Total assets at in the fair value hierarchy	$276,014	276,014	$80,484	80,484
Investments measured at net asset value
Common collective trusts		12,620		3,442
Total assets at fair value		$288,634		$83,926

The Plan had no Level 2 or Level 3 fair value measurements during fiscal 2020 and 2019, and there have been no changes in valuation methodologies as of September 30, 2020. The Plan held assets that are valued using net asset value as a practical expedient, which are excluded from the fair value hierarchy.

The following is a description of the valuation methodologies used for assets measured at fair value:

Money Market funds — Represents bank balances and money market funds that are valued based on the net asset value of shares held at year end.

Registered Investment Companies — Equity and fixed income funds valued at the net asset value of shares held by the plan at year end as reported on the active market on which the individual securities are traded.

Common collective trusts — The NAV for common collective trusts is provided by the trustee and is used as a practical expedient to estimate fair value. The NAV is based on the value of the underlying assets owned by the fund less liabilities.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

Defined Contribution Plan

The Company offers a Savings Plan to eligible employees. The Company matches 80 percent of participants’ contributions up to 6 percent of base compensation. Represented NJRHS employees, non-represented employees hired on or after October 1, 2009, and NJNG represented employees hired on or after January 1, 2012, are eligible for an employer special contribution of between 3.5 percent and 4.5 percent of base compensation, depending on years of service, into the Savings Plan on their behalf. The amount expensed and contributed for the matching provision of the Savings Plan was $4.5 million in fiscal 2020, $3.9 million in fiscal 2019 and $3.9 million in fiscal 2018. The amount contributed for the employer special contribution of the Savings Plan was $1.6 million in fiscal 2020, $1.3 million in fiscal 2019 and $959,000 in fiscal 2018.